SHARE BASED COMPENSATION EXPENSES	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION EXPENSES

NOTE 14 – SHARE BASED COMPENSATION EXPENSES

a) Description of share option plans

On October 31, 2018, the Company’s board of directors and shareholders adopted a 2018 Omnibus Equity Incentive Plan for the Company.

On February 1, 2019, the Company entered into share option agreements, an Incentive Share Option (“Option”) to purchase ordinary shares of the Company, with the senior management team of the Company, as part of the Company’s equity incentive plan, granting options to purchase a total number of 1,700,000 ordinary shares of the Company. The option shares were distributed to the President, Chief Executive Officer, Chief Operating Officer, Chief Business Development Officer and Chief Investment Officer of the Company, with the exercise price per share equal to the price per ordinary share paid by public investors in the Company’s registered IPO.

In connection with the Reverse Stock Split described in Note 13, the total number of share options granted on February 1, 2019, decreased from 1,700,000 to 637,500.

On December 19, 2019, associated the Company’s registered IPO, a mutual understanding between the Company and the executive management, about the nature of the compensatory and equity relationships established by the Option award were established. 637,500 share options were granted to the executive management with an exercise price of $11.00.

b) Valuation assumptions

The estimated fair value of each share option granted is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Date of grant
Expected volatility	96.49%-99.62%
Risk-free interest rate	1.79%
Expected term from grant date (in years)	3.50-6.00
Dividend rate	-
Dilution factor	0.9203
Fair value	$7.01-$8.26

The expected volatility at each grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The weighted average volatility is the expected volatility at the grant date weighted by the number of the share options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Contractual term is the remaining contract life of the share options. The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US dollars at the share option grant date.

c) Share options activities

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding as of January 1, 2020	-	-	-	-
Granted	637,500	$11.00	8.80	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2020	637,500	$11.00	7.80	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2021	637,500	$11.00	6.80	-

Vested and expected to vest as of December 31, 2021	637,500	$11.00	6.80	-
Vested as of December 31, 2021	437,500	$11.00	6.83	-

For the years ended December 31, 2021, 2020 and 2019, share-based compensation expenses recognized associated with share options granted by the Company were $1,288,583, $3,007,081 and $247,817, respectively. As of December 31, 2021 and 2020, there was $526,495 and 1,815,078 of unrecognized share-based compensation related to the share options granted to the Company’s executive management. The unrecognized share-based compensation as of December 31, 2021 and 2020 was expected to be recognized in a weighted average period of 0.98 years and 1.48 years, respectively.

On April 15, 2020, the Company issued 31,818 ordinary shares to ARC Group Ltd. as a compensation for the advisory services provided in connection with the Company’s initial public offering, the fair market value of the shares was $3.51 on the issuance date; On the same date, the Company also issued 12,500 ordinary shares to TraDitigal Marketing Group, Inc. as a compensation for the marketing services provided in connection with the Company’s initial public offering, the fair market value of the shares was also $3.51.

On September 7, 2021, the Company issued 35,000 ordinary shares to Frank Ingriselli, the President of the Company, as a compensation as per his Employment contract, the fair market value of the shares was $4.96 on the issuance date; On September 15, 2021, the Company also issued 5,000 ordinary shares to TraDigital Marketing Group, Inc. as a compensation for the digital marketing services provided in order to enhance investor awareness, the fair market value of the shares on the issuance date was $5.01.

The Company has recorded compensation of employee and non-employee services of $225,776, $155,556 and nil for the years ended December 31, 2021, 2020 and 2019, respectively.